Earnings per Share - Computation of Earnings per Share (EPS) (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Exercise price of warrants	$ 133.32	$ 133.32	$ 0.00
Stock Options [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	1,400,000	700,000	500,000
Unvested RSU's, PSU's and Equity Rights [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	900,000	500,000	1,200,000
Warrant [Member] | Maximum [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from computation of earning per share amount	11,200,000	11,200,000	0